Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 — Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles, or GAAP and are denominated in U.S. dollars.

Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries, the vast majority of which are wholly-owned. All intercompany transactions and balances have been eliminated in consolidation.

In December 2017, the Company and Union Investments and Development Limited (Union) partnered through a legal entity to acquire land for the Company's campus in Ra’anana, Israel, completing the acquisition on January 2, 2018. As the Company has control over the construction and ongoing operations of the campus, the entity’s financial information is consolidated into the Company’s consolidated financial statements with the portion not owned classified as non-controlling interests.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications

From time to time, certain immaterial amounts in prior year financial statements may be reclassified to conform to the current year presentation.

Functional Currency

The Company manages its foreign subsidiaries as integral direct components of its operations. The Company has determined that its functional currency is the U.S. dollar. The Company periodically assesses the applicability of the U.S. dollar as the Company’s functional currency by reviewing the salient indicators as indicated in the authoritative guidance for foreign currency matters.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and interest-bearing investments with insignificant interest rate risk and maturities from acquisition date of 90 days or less.

Investments

The Company has short-term interest-bearing investments comprised of marketable securities and bank deposits. The Company classifies all of its marketable securities as available-for-sale securities and considers all of its marketable debt securities as available for use to meet the Company’s operational needs, including those with maturity dates beyond one year, and therefore classifies these securities within current assets on the consolidated balance sheets. Such marketable securities, if applicable, consist primarily of money market funds, corporate bonds, U.S. government treasuries and supranational and sovereign debt, which are stated at market value. The available-for-sale investments are carried at estimated fair value with any unrealized gains and losses, net of taxes, included in accumulated other comprehensive income (loss) in shareholders’ equity. The Company recognizes an impairment when there is a decline in the fair value of its investments below the amortized cost basis. For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings and the available-for-sale debt security’s amortized cost basis is written down to its fair value at the reporting date. For securities that do not meet these criteria, the Company needs to assess whether the decline is as result of a credit loss, and if so, the decline is recognized in earnings, while declines in fair value related to other factors are recognized in other comprehensive income. The Company uses a discounted cash flow analysis to estimate credit losses. Realized gains and losses on short-term interest-bearing investments are included in earnings and are determined based on specific identification method.

Equity Investments

The Company maintains investments, over which it does not have significant influence, in various equity securities without a readily determinable fair value, which are included within other noncurrent assets in the consolidated balance sheets. The Company reviews these investments each reporting period to determine whether an impairment or observable price change for the investment has occurred and record these changes under the consolidated statement of income.

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful life of the asset. The estimated useful lives of property and equipment are generally as follow: computers, related equipment, and software from four to ten years, building and building improvements primarily from ten to thirty years, furniture, fixture and other from five to ten years. Leasehold improvements are amortized over the shorter of the estimated useful lives or the term of the related lease. Land is not depreciated. Property and equipment that have been fully depreciated and are no longer in use are netted against accumulated depreciation.

The Company capitalizes certain expenditures for software that is internally developed for use in the business, which is classified as computer software. Amortization of internal use software begins when the software is ready for service and continues on the straight-line method over the estimated useful life.

Cloud Implementation Costs

The Company capitalizes certain implementation costs incurred related to cloud computing arrangements for internal use that are services contracts and amortizes on a straight-line basis over the expected term of the associated hosting arrangement.

Leases

As a lessee, the majority of the Company’s lease obligation is for office real estate. The judgments used in determining its lease obligation include whether a contract is or contains a lease and the determination of the discount rate used to calculate the lease liability. The Company elected the practical expedient not to separate non-lease components from lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component for its real estate and vehicle leases.

The Company’s leases may include the option to extend or terminate before the end of the contractual term and are often non-cancelable or cancelable only by the payment of penalties. The lease assets and liabilities include these options in the lease term when it is reasonably certain that they will be exercised. In certain cases, the Company subleases excess office real estate to third-party tenants in immaterial amounts.

Lease assets and liabilities recognized at the lease commencement date are determined predominantly as the present value of the payments due over the lease term. Unless the implicit rate can be determined, the Company uses its incremental borrowing rate on that date to calculate the present value. The incremental borrowing rate approximates the rate at which the Company could borrow, on a secured basis for a similar term, an amount equal to its lease payments in a similar economic environment.

When the Company is the lessee, all leases are recognized as lease liabilities and associated lease assets on the consolidated balance sheets. Lease liabilities represent the Company’s obligation to make payments arising from the lease. Lease assets represent the Company’s right to use an underlying asset for the lease term and may also include advance payments, initial direct costs or lease incentives. Fixed and variable payments that depend upon an index or rate, such as the Consumer Price Index (CPI), are included in the recognition of lease assets and liabilities at the commencement-date rate. Other variable payments, such as common area maintenance, property and other taxes, utilities and insurance that are based on the lessor’s cost, are recognized in the Consolidated Income Statement in the period incurred. Operating lease expense is recorded on a straight-line basis over the lease term. The Company rents out certain assets for third parties which has an immaterial impact on the Company's consolidated financial statements.

Goodwill, Intangible Assets and Long-Lived Assets

The total purchase price of business acquisitions accounted for using the purchase method is allocated first to identifiable assets and liabilities based on estimated fair values. The excess of the purchase price over the fair value of net assets of purchased businesses is recorded as goodwill.

Other definite-life intangible assets consist primarily of core technology and customer relationships. Core technology acquired by the Company is amortized over its estimated useful life on a straight-line basis.

Some of the acquired customer relationships are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy generally results in accelerated amortization of such customer relationships as compared to the straight-line method. All other acquired customer relationships are amortized over their estimated useful lives on a straight-line basis.

Goodwill and intangible assets deemed to have indefinite lives are subject to an annual impairment test or more frequently if impairment indicators are present. The Company's annual evaluation of impairment consists of either using a qualitative approach to determine whether it is more likely than not that the fair value of the assets is less than their respective carrying values or a quantitative impairment test, if necessary. The goodwill impairment test is performed by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. There was no impairment of goodwill in fiscal years 2025, 2024 or 2023.

The Company tests long-lived assets, including definite life intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Impairment indicators include any significant changes in the manner of its use of the assets or the strategy of its overall business, significant negative industry or economic trends and significant decline in our share price for a sustained period. Determination of recoverability of long-lived assets is based on an estimate of the undiscounted future cash flows resulting from the use of the cash generating unit and its eventual disposition. Measurement of an impairment loss for long-lived assets, including definite life intangible assets that management expects to hold and use is based on the fair value of the cash generating unit. Long-lived assets, including definite life intangible assets, to be disposed of are reported at the lower of carrying amount or fair value less costs to sell. There was an immaterial impairment of long-lived assets in fiscal years 2025, 2024 and 2023.

Comprehensive Income

Comprehensive income, net of related taxes where applicable, includes, in addition to net income:

(i)
net change in fair value of available-for-sale securities;
(ii)
net change in fair value of cash flow hedges; and
(iii)
net actuarial gains and losses on defined benefit plans.

Treasury Stock

The Company repurchases its ordinary shares from time to time on the open market or in other transactions and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of equity.

Business Combinations

In accordance with business combinations accounting, assets acquired and liabilities assumed, as well as any contingent consideration that may be part of the acquisition agreement, are recorded at their respective fair values at the date of acquisition. The Company allocates the purchase price of acquired companies to the tangible and intangible assets acquired and liabilities assumed, as well as to in-process research and development based on their estimated fair values. Such valuations require management to make estimates and assumptions, especially with respect to intangible assets, as a result the Company obtains the assistance of independent valuation firms. The Company completes these assessments as soon as practical after the closing dates. Any excess of the purchase price over the estimated fair values of the identifiable net assets acquired is recorded as goodwill.

For acquisitions that include contingent consideration, the fair value is estimated on the acquisition date as the present value of the expected contingent payments, determined using weighted probabilities of possible payments. The Company remeasures the fair value of the contingent consideration at each reporting period until the contingency is resolved. Except for measurement period adjustments, the changes in fair value are recognized in the consolidated statements of income. The Company considers several factors when determining that contingent consideration liabilities are part of the purchase price, such as the following: the valuation of the acquisitions is not supported solely by the initial consideration paid, and the contingent consideration payments are not affected by employment termination. Any earn-out which is not considered a contingent consideration is recognized as compensation expense over expected service period.

Although the Company believes the assumptions and estimates of fair value it has made in the past have been reasonable and appropriate, they are based in part on historical experience and information obtained from the management of the acquired companies and are inherently uncertain and subject to refinement. Critical estimates in valuing certain assets acquired and liabilities assumed include but are not limited to: future expected cash flows from license and service sales, maintenance, customer contracts and acquired developed technologies, expected costs to develop the in-process research and development into commercially viable products and estimated cash flows from the projects when completed and the acquired company’s brand awareness and discount rate. Unanticipated events and circumstances may occur that may affect the accuracy or validity of such assumptions, estimates or actual results. As a result, during the measurement period, which may be up to one year from the acquisition date, the Company records adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill, if the changes are related to conditions that existed at the time of the acquisition. Upon final determination of the values of assets acquired or liabilities assumed any subsequent adjustments, based on events that occurred subsequent to the acquisition date, are recorded in its consolidated statements of income.

The Company may establish a valuation allowance for certain deferred tax assets and estimate the value of uncertain tax positions of a newly acquired entity. This process requires significant judgment and analysis.

Income Taxes

The Company records deferred income taxes to reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and tax purposes. Deferred taxes are computed based on enacted tax rates anticipated to be in effect when the deferred taxes are expected to be paid or realized. A valuation allowance is provided for deferred tax assets if it is more likely than not, the Company will not be able to realize their benefit. In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized and adjust the valuation allowances accordingly. Factors considered in making this determination include the period of expiration of the tax asset, planned use of the tax asset, tax planning strategies and historical and projected taxable income as well as tax liabilities for the tax jurisdiction in which the tax asset is located. Valuation allowances will be subject to change in each future reporting period as a result of changes in one or more of these factors.

Deferred tax liabilities and assets are classified as noncurrent liabilities and noncurrent assets, respectively, on the consolidated balance sheets. Deferred tax liabilities also include anticipated withholding taxes due on subsidiaries’ earnings when paid as dividends to the Company.

The Company recognizes the tax benefit from an uncertain tax position only if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The tax benefits recognized in the financial statements from such a position is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. Interest and penalties related to uncertain tax positions are recognized in the provision for income taxes.

Significant judgment is required in evaluating the uncertain tax positions and determining the provision for income taxes. The Company adjusts these reserves in light of changing facts and circumstances, such as the closing of a tax audit, or changes in tax law. To the extent that the final tax outcome of these matters is different than the amounts recorded, such differences will affect the provision for income taxes in the period in which such determination is made. The provision for income taxes includes the effect of reserve provisions and changes to reserves that are considered appropriate. Please see Note 11 to the consolidated financial statements.

The Company applies an estimated annual effective tax rate to its quarterly operating results to determine the interim provision for income tax expense. A change in judgment that impacts the measurement of a tax position taken in a prior year is recognized as a discrete item in the interim period in which the change occurs. In the event there is a significant unusual or infrequent item recognized in the quarterly operating results, the tax attributable to that item is recorded in the interim period in which it occurs. As a result, the Company’s quarterly effective tax rate may fluctuate throughout the course of a fiscal year.

Revenue Recognition

The Company recognizes revenue under the five-step methodology required under ASC 606, which requires the Company to identify the contract with the customer, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to the performance obligations identified, and recognize revenue when (or as) each performance obligation is satisfied.

Revenue is recognized net of any revenue-based taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction and collected by the Company from a customer (for example, sales, use and value added taxes).

The Company’s primary revenue categories, related performance obligations, and associated recognition patterns are as follows:

Revenue Recognition for projects — The Company usually sells its software licenses as part of an overall solution offered to a customer including significant customization, modification, implementation and integration. Those services are deemed essential to the software. As a result, revenue related to these projects is recognized over time, usually based on a percentage that incurred labor effort to date bears to total projected labor effort. Incurred effort represents work performed, which corresponds with, and thereby best depicts, the transfer of control to the customer. Revenue from customization, implementation, modification and integration services is also recognized over the course of the projects. When total cost estimates for these types of arrangements exceed revenues in a fixed-price arrangement, the estimated losses are recognized immediately. Significant judgment is required when estimating total labor effort and progress to completion on these arrangements, as well as whether a loss is expected to be incurred on the project.

As a significant portion of the Company’s revenue is satisfied over time as work progresses, the annual and quarterly operating results may be affected by the size and timing of the initiation of customer projects as well as the Company’s progress in completing such projects.

Revenue Recognition for subsequent license fee — Subsequent license fee revenue is recognized when the customer has access to the license and the right to use and benefit from the license. In cases when the conditions require delivery, then delivery must have occurred for purposes of revenue recognition. Subsequent license fee is based on a customer’s subscriber level, transaction volume or other measurements when greater than the level specified in the contract for the initial license fee.

Revenue Recognition for term-based license and perpetual license — Revenue related to software solutions that do not require significant customization, implementation and modification are recognized upon delivery.

Revenue Recognition for maintenance — Maintenance revenue is recognized ratably over the term of the maintenance agreement.

Revenue Recognition for ongoing services — Revenue from ongoing support services and revenue from other ongoing services is recognized over time as services are performed, using one method of measuring performance such as time elapsed, output produced, volume of data processed or subscriber count that provides the most faithful depiction of the transfer of services.

Revenue Recognition for managed services arrangements — Managed services arrangements include management of data center operations and IT infrastructure, cloud operations, application management and ongoing support, management of end-to-end business processes, and managed transformation that includes both a transformation project as well as taking over managed services responsibility.

The revenue from managed services arrangements is recognized for each individual performance obligation according to its relevant revenue category, including, but not limited to, revenue from the management of a customer’s operations, revenue from projects and revenue from ongoing support services.

Revenue from the management of a customer’s operations pursuant to managed services arrangements is recognized over time as services are performed, using one method of measuring performance such as time elapsed, output produced, volume of data processed or subscriber count that provides the most faithful depiction of the transfer of services, pursuant to the specific contract terms of the managed services arrangements. Typically, managed services arrangements are long term in duration and their ongoing services are not subject to significant seasonality.

Revenue Recognition for third-party hardware software and services — Third-party hardware sales are typically recognized upon delivery or installation, and revenue from third-party software sales is recognized upon delivery. Maintenance revenue is recognized ratably over the term of the maintenance agreement. Revenue from third-party hardware and software sales is recorded at a gross amount for transactions in which the Company controls the third-party hardware and software prior to fulfilling the performance obligation. In specific circumstances where the Company does not meet the above criteria, revenue is recognized on a net basis. In certain arrangements, the Company may earn revenue from other third-party services which is recorded at a gross amount as it controls the services before transferring them to the customer, and recognized over time as services are performed.

Arrangements with Multiple Performance Obligations — Many of the Company’s agreements include multiple performance obligations. The Company allocates the transaction price for each contract to each performance obligation identified in the contract based on the relative standalone selling price (SSP). The Company determines SSP for the purposes of allocating the transaction price to each performance obligation by considering several external and internal factors including, but not limited to, transactions where the specific performance obligation sold separately, historical actual pricing practices and geographies in which the Company offers its services in accordance with ASC 606. The determination of SSP requires the exercise of judgment. If a specific performance obligation is sold for a broad range of amounts (that is, the selling price is highly variable) or if the Company has not yet established a price for that good or service, and the good or service has not previously been sold on a standalone basis (that is, the selling price is uncertain), the Company applies the residual approach whereby all other performance obligations within a contract are first allocated a portion of the transaction price based upon their respective SSPs with any residual amount of transaction price allocated to the remaining specific performance obligation.

Billing terms and conditions generally vary by contract category. Amounts are typically billed as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals (e.g., monthly or quarterly) or upon achievement of contractual milestones. In cases where timing of revenue recognition significantly differs from the timing of invoicing, the Company considers whether a significant financing component exists. The Company elected to use the practical expedient in assessing the financing component in contracts where the time between cash collection and performance is less than one year.

Accounts Receivable — Billed — Billed accounts receivables include all outstanding invoices to customers, as well as amounts allowed to be billed according to contractual billing terms with customers.

Accounts Receivable — Unbilled — Unbilled accounts receivable is recorded when revenue recognition criteria is met prior to contractual billing terms being met. Unbilled accounts receivable that are expected to be billed beyond the next 12 months are considered long-term unbilled receivables and included in other noncurrent assets.

Deferred Revenue — Deferred revenue represents billings to customers for which revenue has not yet been recognized. Deferred revenue that is expected to be recognized beyond the next 12 months is considered long-term deferred revenue and included in other noncurrent liabilities.

Assets Recognized from the Costs to Obtain a Contract with a Customer — Incremental costs of obtaining a contract (e.g., sales commissions) are capitalized and amortized on a pro-rata basis over the contract period if the Company expects to recover those costs. Commissions on renewals are commensurate with the commission from the initial arrangement. Incremental costs of obtaining a contract include only those costs the Company incurs to obtain a contract that it would not have incurred if the contract had not been obtained. The Company has determined that certain sales commissions programs meet the requirements to be capitalized, which prior to the adoption of ASC 606, were previously expensed as incurred. Additionally, as a practical expedient, the Company expenses costs to obtain a contract as incurred if the amortization period would have been a year or less. The amortization of these costs is included in selling, general and administrative expenses in the Company’s consolidated statements of income.

In certain circumstances where the Company enters into a contract with a customer for the provision of managed services for a defined period of time, the Company defers certain direct costs incurred at the inception of the contract. These costs include expenses incurred in association with the origination of a contract. In addition, if the revenue for a delivered item is not recognized because it is not separable from the undelivered item, then the Company also defers the cost of the delivered item. The deferred costs are amortized on a straight-line basis over the managed services period, or over the recognition period of the undelivered item. Revenue associated with these capitalized costs is deferred and is recognized over the same period.

Cost of Revenue

Cost of revenue consists of all costs associated with providing software licenses and services to customers, third-party hardware and software and identified losses on contracts. Estimated losses on projects are recognized in the period in which the loss is identified.

Research and Development

Research and development expenditures consist of costs incurred in the development of new software modules and product offerings. Research and development costs are expensed as incurred prior to the establishment of technological feasibility. Costs incurred after achieving technological feasibility and before the product is ready for customer release have been insignificant.

Equity-Based Compensation

The Company measures and recognizes the compensation expense for all equity-based payments to employees and directors based on their estimated fair values. The Company estimated the fair value of employee stock options at the date of grant using a Black-Scholes valuation model. The Company values restricted stock including performance restricted stock based on the market value of the underlying shares at the date of grant which is reduced by the present value of estimated dividends for grants of restricted stock units that do not accrue dividends. The Company values Employee Stock Purchase Plan (“ESPP”) as the discount on the market value of the underlying shares at the date of grant which is reduced by the present value of estimated dividends and using Black-Scholes valuation model. Equity-Based Compensation are generally subject to service based conditions or a combination of service and performance-based conditions. The Company recognizes compensation costs over the service period using the graded vesting attribution method that results in an accelerated recognition of compensation costs in comparison to the straight-line method. Performance-based restricted stock awards include performance conditions; accordingly, compensation expense is recognized over the service period for the portion of the award for which achievement of the performance condition is considered probable.

The Company uses a combination of implied volatility of the Company’s traded options and historical stock price volatility (“blended volatility”) as the expected volatility assumption required in the Black-Scholes option valuation model. As equity-based compensation expense recognized in the Company’s consolidated statements of income is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, short-term interest-bearing investments, trade receivables and unbilled receivable. Cash and cash equivalents are maintained with several financial institutions. Generally, these deposits may be redeemed upon demand and are maintained with financial institutions with reputable credit and therefore bear minimal credit risk. The Company seeks to mitigate its credit risks by spreading such risks across multiple financial institutions and monitoring the risk profiles of these counterparties. The Company has conservative investment policy guidelines under which it invests its excess cash primarily in highly liquid U.S. dollar-denominated securities. The Company’s revenue is generated primarily in North America. To a lesser extent, revenue is generated in Europe and the rest of the world. Most of the Company’s revenue is generated from customers who are among the largest communications and media companies in the world (or are owned by them). The Company’s business is subject to the effects of general global economic conditions and market conditions in the communications industry. The Company performs ongoing credit analyses of its customer base and generally does not require collateral.

The Company evaluates accounts receivable and unbilled receivables to determine if they ultimately will be collected. Judgments and estimates are involved in performing this evaluation, which are based on factors that may affect a customer’s ability to pay, such as past experience, credit quality of the customer, age of the receivable balance and current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The allowance for doubtful accounts is for expected credit losses resulting from accounts receivable and unbilled receivables for which their collection is not reasonably probable. The allowance for doubtful accounts as of September 30, 2025 and 2024, was $26,169 and $32,638, respectively. As of September 30, 2025 and 2024, the Company had one customer with accounts receivable balances of more than 10% of total accounts receivable, amounting to 21% and 25%, respectively, please see Note 22.

Earnings per Share

Basic earnings per share is calculated using the weighted average number of shares outstanding during the period. Diluted earnings per share is computed on the basis of the weighted average number of shares outstanding and the effect of dilutive outstanding equity-based awards using the treasury stock method. The Company includes participating securities (unvested restricted stock that contain non-forfeitable rights to dividends or dividend equivalents) in the computation of earnings per share pursuant to the two-class method, which calculates earnings per share for ordinary shares and participating securities.

Derivatives and Hedging

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company’s exposure in currencies other than the U.S. dollar. The Company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. If a derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of the derivative are recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative designated as a cash flow hedge is recognized in earnings. If a derivative does not meet the definition of a cash flow hedge, the changes in the fair value are included in earnings.

Recent Accounting Standards

In September 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2025-06, "Intangibles - Goodwill and Other - Internal-Use Software", which will update the requirements around the capitalization and disclosure of internal-use software. This ASU will be effective for the Company's annual report for fiscal year 2029 including interim periods within those years, with early adoption permitted and to be applied either prospectively, retroactively or with a modified transition approach. The Company is currently evaluating the impact of the adoption on its consolidated financial statements.

In November 2024, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2024-03, "Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures", to disclose in the notes to the financial statements additional information about specific expense categories. This ASU will be effective for the Company's annual report for fiscal year 2027 and for interim period reporting beginning in fiscal year 2028, with early adoption permitted and to be applied either prospectively or retroactively. The Company is currently evaluating the impact of the adoption on its consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09, “Improvements to Income Tax Disclosures”, which requires disclosure of disaggregated income taxes paid, prescribes standard categories for the components of the effective tax rate reconciliation, and modifies other income tax-related disclosures. This ASU will be effective for the Company's annual report for fiscal year 2026 and allows adoption on a prospective basis, with a retrospective option. This ASU will only have an impact on the Company's income tax disclosures. The Company is currently evaluating the impact of the adoption on its consolidated financial statements.

Adoption of New Accounting Standards

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280), “Improvements to Reportable Segment Disclosures,” which enhances the disclosures required for operating segments in the annual and interim consolidated financial statements. The Company retrospectively adopted this ASU in the annual report of fiscal year 2025, see Note 22 for more information.